SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accumulated realized and unrealized gain on available-for-sale securities, net	$ 165	$ 173
Accumulated foreign currency translation adjustments	(2,030)	(776)
Unrealized gain on derivative instruments, net	17	17
Total other comprehensive (loss)	$ (1,848)	$ (586)